Property Plant and Equipment - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Property, Plant and Equipment (Detail) - Property, plant and equipment [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,168,109
Ending balance	3,234,413	¥ 3,168,109
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,193,191	9,729,241
Additions	482,472	578,063
Reclassification
Sales or disposal	(328,868)	(387,584)
Deconsolidation	(157,911)	(109,629)
Exchange differences on translating foreign operations	808,105	392,982
Other	7,899	(9,882)
Ending balance	11,004,888	10,193,191
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,025,082)	(6,649,834)
Depreciation	(563,954)	(512,501)
Sales or disposal	295,447	352,915
Deconsolidation	115,522	105,589
Exchange differences on translating foreign operations	(593,073)	(294,357)
Other	665	(26,894)
Ending balance	(7,770,475)	(7,025,082)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	630,694
Ending balance	649,120	630,694
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	653,918	645,472
Additions	8,328	10,366
Reclassification	8,129	4,198
Sales or disposal	(4,078)	(9,980)
Deconsolidation	(7,346)	(3,580)
Exchange differences on translating foreign operations	15,409	7,167
Other	202	275
Ending balance	674,562	653,918
Land [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(23,224)	(22,919)
Depreciation	(6,086)	(6,025)
Sales or disposal	3,002	6,090
Deconsolidation	1,425	2,580
Exchange differences on translating foreign operations	(334)	(87)
Other	(225)	(2,863)
Ending balance	(25,442)	(23,224)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,064,033
Ending balance	1,108,948	1,064,033
Buildings and structures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,758,854	2,698,266
Additions	35,397	35,335
Reclassification	74,106	47,021
Sales or disposal	(39,594)	(80,024)
Deconsolidation	(36,633)	(19,932)
Exchange differences on translating foreign operations	165,930	84,744
Other	(3,662)	(6,556)
Ending balance	2,954,398	2,758,854
Buildings and structures [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,694,821)	(1,633,202)
Depreciation	(107,219)	(96,136)
Sales or disposal	31,498	72,290
Deconsolidation	24,264	18,743
Exchange differences on translating foreign operations	(98,578)	(48,748)
Other	(594)	(7,768)
Ending balance	(1,845,450)	(1,694,821)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,309,502
Ending balance	1,256,867	1,309,502
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,615,640	6,147,929
Additions	113,006	87,630
Reclassification	199,180	476,942
Sales or disposal	(285,196)	(297,580)
Deconsolidation	(109,783)	(82,733)
Exchange differences on translating foreign operations	609,316	285,024
Other	13,886	(1,572)
Ending balance	7,156,049	6,615,640
Machinery and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,306,138)	(4,992,710)
Depreciation	(450,649)	(410,340)
Sales or disposal	260,947	274,535
Deconsolidation	89,502	80,882
Exchange differences on translating foreign operations	(494,162)	(245,648)
Other	1,318	(12,857)
Ending balance	(5,899,182)	(5,306,138)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	163,880
Ending balance	219,478	163,880
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164,779	237,574
Additions	325,741	444,732
Reclassification	(281,415)	(528,161)
Sales or disposal
Deconsolidation	(4,149)	(3,384)
Exchange differences on translating foreign operations	17,450	16,047
Other	(2,527)	(2,029)
Ending balance	219,879	164,779
Construction in progress [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(899)	(1,003)
Depreciation
Sales or disposal
Deconsolidation	331	3,384
Exchange differences on translating foreign operations	1	126
Other	166	(3,406)
Ending balance	¥ (401)	¥ (899)